Income Taxes and Deferred Taxes - Schedule of Unrecorded Tax Losses Carry Forwards (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	$ 184,233	$ 117,992
2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	2,896	2,925
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	11,473	11,587
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	16,093	16,253
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	28,349	28,631
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	58,019	$ 58,596
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	$ 67,403